Convertible Notes, Third JDH Note (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 10, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 27, 2017
Convertible Notes [Abstract]
Repayment of convertible notes		$ 10,000	$ 13,950	$ 0
Third JDH Note [Member]
Convertible Notes [Abstract]
Face amount					$ 13,750
Accrued and unpaid interest				$ 861
Repayment of convertible notes	$ 13,750
Unamortized debt discounts	$ 6,171